Income Tax	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income Tax

13. INCOME TAX

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

British Virgin Islands (“BVI”)

Under the current laws of the BVI, the Company’s subsidiaries incorporated in the BVI are not subject to tax on income or capital gains. In addition, upon payments of dividends by the subsidiaries to their shareholders, no BVI withholding tax will be imposed.

13. INCOME TAX (continued)

UAE

For the years ended December 31, 2022 and 2023, the Company’s subsidiaries incorporated in the UAE were not subject to tax on income or capital gain. The UAE has introduced Federal Decree-Law No.47 of 2022 on the Taxation of Corporations and Businesses (the “CT Law”), which applies to financial years beginning on or after June 1, 2023. Under the CT Law, corporate tax is applicable to (amongst others) legal persons in the UAE at the rate of 9% on taxable income above AED375,000. However, entities incorporated or registered in free zones that are considered qualifying free zone persons are subject to 0% tax on their qualifying income.

One of the Company’s UAE subsidiaries applies 0% tax rate on its qualifying income, as a qualifying free zone person (“QZFP”) for the year ended December 31, 2024, while other UAE subsidiaries are subject to the corporate tax at a rate of 9%. The Company believes that the subsidiary is more likely than not that satisfying all the conditions for QFZP prescribed in the CT Law. If a free zone person does not meet all the conditions, it will be subject to a rate of 9% on its taxable income.

Additionally, although a withholding tax framework has been introduced in the UAE, the applicable rate is currently set at 0% and although this is subject to change, the UAE does not currently impose a withholding tax on payments of dividends to shareholders.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the Company’s Hong Kong subsidiaries are subject to Hong Kong profits tax at the rate of 16.5% on their taxable income generated from the operations in Hong Kong. Payments of dividends by the Hong Kong subsidiaries to the Company are not subject to withholding tax in Hong Kong. A two-tiered profits tax rates regime was introduced in 2018 where the first HK$2 million of assessable profits earned by a company will be taxed at half of the current tax rate (8.25%) whilst the remaining profits will continue to be taxed at 16.5%. There is an anti-fragmentation measure where each group will have to nominate only one company in the group to benefit from the progressive rates.

Mainland China

The Company’s mainland China subsidiaries are subject to the PRC Enterprise Income Tax Law (“EIT Law”) and are taxed at the statutory income tax rate of 25%, unless otherwise specified.

Under the EIT Law and its implementation rules, an enterprise established outside China with a “de facto management body” within mainland China is considered a PRC resident enterprise for Chinese enterprise income tax purposes. A PRC resident enterprise is generally subject to certain Chinese tax reporting obligations and a uniform 25% enterprise income tax rate on its global income. The implementation rules to the EIT Law provide that non-resident legal entities are considered PRC residents if substantial and overall management and control over the production and business operations, personnel, accounting, properties, etc., occurs within the mainland China. The Company is a company incorporated outside the mainland China and is not an offshore entity controlled by mainland China enterprises. As a holding company, its key assets are its ownership interests of its subsidiaries, and its key assets and operation are located outside the mainland China. The Company does not believe that it is more likely than not that the Company and its subsidiaries registered outside the mainland China should be treated as residents for EIT Law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the mainland China are deemed resident enterprises, the Company and its subsidiaries registered outside the mainland China will be subject to the PRC income tax at a rate of 25%. As of December 31, 2024, the Group had not received any inquiry or notice from the tax authorities of mainland China in respect of the tax resident status of its offshore entities.

Singapore

The subsidiary incorporated in Singapore is subject to the Singapore Corporate Tax rate of 17%.

13. INCOME TAX (continued)

Income/(loss) before income taxes were generated in the following jurisdictions:

	For the Year Ended December 31,
	2022	2023	2024
	US$	US$	US$
Domestic component
UAE	99,688,931	114,383,349	126,599,985
Foreign components
BVI	(3,810)	(20,798)	(1,125,543)
Mainland China	(16,736,026)	(11,061,063)	1,891,201
HK S.A.R.	593,949	1,468,015	1,133,756
Cayman Islands	(1,497,198)	11,616,105	19,712,137
Singapore	(409,018)	(641,716)	(141,803)
Total	81,636,828	115,743,892	148,069,733

Income tax expense consists of the following:

	For the Year Ended December 31,
	2022	2023	2024
	US$	US$	US$
Current income tax expense	2,598,983	2,685,456	11,770,504
Deferred income tax expense	—	—	2,148,022
Total	2,598,983	2,685,456	13,918,526

The Company is headquartered in the UAE and the subsidiaries incorporated in UAE functions as the Company’s primary business operation center. Therefore, the Company uses the UAE’s income tax rate as applicable statutory income tax rate. Reconciliation of the differences between the UAE statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2022, 2023 and 2024 are as follows:

	For the Year Ended December 31,
	2022	2023	2024
UAE statutory income tax rate	0.0%	0.0%	9.0%
Increase/(decrease) in effective income tax rate resulting from:
Tax rate differential for foreign entities	2.7%	1.0%	0.6%
Effect of preferential tax rate	0.0%	0.0%	(5.4)%
Non-deductible expenses	0.0%	0.0%	2.9%
Withholding tax	0.0%	0.0%	1.9%
Change in valuation allowance	0.5%	1.3%	0.3%
Others	0.0%	0.0%	0.1%
Effective income tax rate	3.2%	2.3%	9.4%

13. INCOME TAX (continued)

Deferred income tax assets and liabilities are as follows:

	As of December 31,
	2023	2024
	US$	US$
Deferred tax assets
Operating lease liabilities	520,942	255,768
Impairment loss of investments	635,351	626,009
Net operating loss carry forwards	1,358,738	1,799,645
Total gross deferred tax assets	2,515,031	2,681,422
Valuation allowance on deferred tax assets	(1,994,089)	(2,425,654)
Deferred tax assets, net of valuation allowance	520,942	255,768

Deferred tax liabilities
Operating lease right-of-use assets	520,942	255,768
Investment in subsidiaries	—	2,148,022
Total gross deferred tax liabilities	520,942	2,403,790

Net deferred tax liabilities	—	2,148,022

Changes in valuation allowance are as follows:

	As of December 31,
	2023	2024
	US$	US$
Balance at the beginning of the year	466,824	1,994,089
Additions	1,527,265	431,565
Balance at the end of the year	1,994,089	2,425,654

A valuation allowance is provided against deferred income tax assets when the Group determines that it is more likely than not that the deferred income tax assets will not be utilized in the foreseeable future. In making such determination, the Group evaluates a variety of factors including the Group’s operating history, accumulated deficit or retained earnings, existence of taxable temporary differences and reversal periods.